INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

14.                               INCOME TAXES

The Company and CIAC are tax-exempted companies incorporated in the Cayman Islands.

Qianxiang Wangjing, incorporated in the PRC on November 11, 2008, qualified as a “software enterprise” in 2009, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2009, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the PRC Enterprise Income Tax Law (“EIT Law”).

Shanghai Changda, incorporated in the PRC on October 25, 2010, qualified as a “software enterprise” in 2010, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2011, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the PRC EIT Law.

Other subsidiaries and VIEs of the Group domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC.  If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income.  This would cause any income legal entities organized outside PRC earned to be subject to PRC’s 25% EIT.  The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement.  The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

Aggregate accumulated earnings of the Company’s subsidiaries and VIEs located in the PRC that are taxable upon distribution to the Company were $13,224 at December 31, 2010. The Group had determined such undistributed earnings to be indefinitely reinvested in its subsidiaries and VIEs, because Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.  Accordingly, the Group had not accrued deferred tax liability for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2010.

Aggregate accumulated deficits of the Company’s subsidiaries and VIEs located in the PRC were $23,463 as of December 31, 2011. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2011.

The current and deferred portion of income tax benefit (expenses) was all attributable to the Group’s PRC subsidiaries and VIE, are as follows:

	Years ended December 31,
	2009	2010	2011

Current tax expenses	$4	$—	$1,495
Deferred tax benefits	(35)	(1,332)	(827)
Income tax (benefits) expenses	$(31)	$(1,332)	$668

Increase in current tax expenses in 2011 from prior years was due to the Group has generated taxable income in current year comparing to the taxable loss in prior years.

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011

Current deferred tax assets
Provision for doubtful accounts	$32	$62
Accrued payroll and welfare	696	1,423
Excessive advertising fees	—	4,429
Intangible assets amortization	—	22
Less valuation allowance	(135)	(4,555)

Current deferred tax assets, net	$593	$1,381

Non-current deferred tax assets
Net operating loss carry forwards	$3,416	$9,861
Less valuation allowance	(2,935)	(9,861)

Non-current deferred tax assets, net	$481	$—

Non-current deferred tax liabilities
Intangible assets	$(516)	$(6,976)

Non-current deferred tax liabilities, net	$(516)	$(6,976)

The increase of valuation allowance from $135 as of December 31, 2010 to $4,555 as of December 31, 2011 was mainly related to the $4,429 deferred tax assets of the excessive advertising fees incurred in 2011, which the Company believes that it will not be utilized in the future years.

The increase of non-current deferred tax liabilities from $516 as of December 31, 2010 to $6,976 as of December 31, 2011 was related to the intangible assets acquired during business acquisition in 2011 as set out in Note 5.

The Company operates through multiple subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $39,728 as of December 31, 2011 which will expire on various dates between December 31, 2012 and December 31, 2016.  Valuation allowances have been established because the Company believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant.

Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2009	2010	2011

Income (loss) before provision of income tax	$(68,196)	$(62,527)	$41,672
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(17,049)	(15,632)	10,418
Taxable deemed interest income from inter-company interest-free loans	428	735	179
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	2,198	2,888	(1,312)
Effect of income tax exemption of the Company in the Cayman Islands	17,246	26,234	(15,791)
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(7,051)	(11,300)	(4,172)
Changes in valuation allowance	4,197	(4,257)	11,346

Income tax (benefits) expenses	$(31)	$(1,332)	$668

If the tax exemption granted to the Group’s subsidiaries, VIEs and VIEs’ subsidiaries, since 2009 had not been available, provisions for income taxes and net income (loss) per share would have been as follows:

	Years ended December 31,
	2010	2011

Provision for income taxes expenses	$9,968	$2,040
Net income (loss) per ordinary share
— basic	$(0.04)	$0.05
— diluted	$(0.04)	$0.04

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010 and 2011.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on Qianxiang Shiji, Qianxiang Wangjing and Beijing Nuomi.  In accordance with relevant PRC tax administration laws, tax years from 2006 to 2011 of the Group’s PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.